Employee benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee benefits

31.  Employee benefits

	31 December	31 December
	2021	2020
Retirement pay liability provision	514,118	301,459
Unused vacation provision	100,495	80,464
	614,613	381,923

Provision for employee termination benefits

Movements in provision for employee termination benefits are as follows:

	2021	2020
1 January	301,459	222,164
Service cost	62,749	38,304
Remeasurements	163,588	37,230
Interest expense	37,383	25,535
Benefit payments	(51,138)	(21,774)
Acquisition through business combinations	77	—
31 December	514,118	301,459

31.  Employee benefits (continued)

Provision for employee termination benefits (continued)

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2021	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for employee termination benefits	(68,892)	83,801	84,829	(70,948)

31 December 2020	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.3%	17.6%	(14.6)%
Impact on provision for employee termination benefits	(42,566)	52,122	53,117	(43,953)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group incurred TL 20,004, TL 14,677 and TL 12,785 in relation to defined contribution retirement plan for the years ended 31 December 2021, 2020 and 2019, respectively.

Share based payments

The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2021, the Group has not recognized any expenses regarding this plan (31 December 2020: TL 12,085).